INCOME TAXES (Tables)	3 Months Ended
Oct. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the three months ended
	October 31, 2024	October 31, 2023

Current Hong Kong	$2,189	$19,113
Deferred Hong Kong	–	–
Provision for income taxes	$2,189	$19,113

Schedule of Hong Kong effective tax rate

	For the three months ended
	October 31, 2024	October 31, 2023

Hong Kong statutory income tax rate	16.50%	16.50%
Effective tax rate	16.50%	16.50%